Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Schedule of Stock Option Activity

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2023	1,887,470	0.5	1.7	22,098	2.15
Forfeited	—	—	—	—	—
Exercised	(10,644)	—	—	—	0.96
Outstanding, as of December 31, 2023	1,876,826	0.5	0.7	11,543	2.15
Vested and expected to vest as of December 31, 2023	1,876,826	0.5	0.7	11,543	2.15
Exercisable as of December 31, 2023	1,876,826	0.5	0.7	11,543	2.15

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of January 1, 2023	6,595,577	31.68

Granted	5,407,413	12.36
Vested	(4,790,363)	26.53
Forfeited	(586,667)	23.96
Outstanding and unvested, as of December 31, 2023	6,625,960	20.32

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment	16,845	13,730	6,443
Sales and marketing	89,275	57,548	33,955
Technology and content	38,001	22,512	12,184
General and administrative	52,426	48,591	50,867

	196,547	142,381	103,449